Costamare Ventures Inc.	6 Months Ended
Jun. 30, 2015
Costamare Ventures Inc. [Abstract]:
Costamare Ventures Inc.

8. Costamare Ventures Inc.:

On May 15, 2013, the Company, along with its wholly-owned subsidiary, Costamare Ventures Inc. (“Costamare Ventures”), entered into a Framework Deed (the “Framework Agreement”) with York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”) to invest jointly in the acquisition and construction of container vessels. Under the Framework Agreement the decisions regarding vessel acquisitions will be made jointly by Costamare Ventures and York and the Company reserves the right to acquire any vessels that York decides not to pursue.

Under the terms of the Framework Agreement, York agreed to invest up to $250 million in mutually agreed vessel acquisitions and Costamare Ventures agreed to invest a minimum of $75 million with an option to invest up to $240 million in these transactions. Depending on the amount Costamare Ventures elects to invest, it is expected that it will hold between 25% and 49% of the equity in the entities that will be formed under the Framework Agreement (the “affiliate ship-owning companies”) and York will hold the balance. Costamare Shipping provides shipmanagement and administrative services to the vessels acquired under the Framework Agreement, with the right to subcontract to V.Ships Greece and/or Shanghai Costamare. The Framework Agreement would terminate on its sixth anniversary or upon the occurrence of certain extraordinary events as described therein. At that time, Costamare Ventures may elect to divide the vessels owned by all such vessel-owning entities between itself and York to reflect their cumulative participation in all such entities.

The Framework Agreement was amended and restated by an Amendment and Restatement Agreement dated May 18, 2015 (the “Restated Framework Agreement”). Pursuant to the Restated Framework Agreement, there is no minimum and maximum amount to be invested by Costamare Ventures or York, both Costamare Ventures and York can invest between 25% and 75% of the equity in the affiliate ship-owning companies, the commitment period has been extended up to May 18, 2020 and the termination of the Restated Framework Agreement will occur on May 18, 2024 or upon the occurrence of certain extraordinary events as described therein.

The Company accounts for the entities formed under the Framework Agreement as equity investments. As at June 30, 2015, the Company holds a range of 25% to 49% of the capital stock of fifteen jointly-owned companies formed pursuant to the Framework Agreement with York (Note 9).